Asset Impairments And Write-Offs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Impairment Of Assets [Line Items]
Asset impairment and write off	$ 215.3		$ 41.6		$ 9.5
Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	122.3		14.5		9.5
Damang - cash generating unit
Impairment Of Assets [Line Items]
Life of mine years	6 years
Damang - cash generating unit | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Real discount rate	8.00%
Long-term gold price per ounce	1,300
Resource valuation per ounce	26
Asset impairment and write off	53.0	[1]		[1]		[1]
Non-refundable option payment to Bezant | Other
Impairment Of Assets [Line Items]
Asset impairment and write off	9.5
Option expiration date	Jan. 31, 2014
Damang
Impairment Of Assets [Line Items]
Asset impairment and write off	16.1
Tarkwa Mine
Impairment Of Assets [Line Items]
Asset impairment and write off	$ 2.4

[1]	As the undiscounted cash flows for Damang was less than its carrying value, the fair value of the asset group was calculated. The fair value of Damang was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold price which impacted the life of mine plan. The key assumptions used in the calculation were as follows: - Real discount rate - 8% - Long-term gold price per ounce - $1,300 - Resource valuation per ounce - $26 - 2013 life of mine years - 6 The fair value calculation is very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.